Investment in Available for Sale Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investment In Marketable Securities [Abstract]
Schedule of net recognized gains (losses) on equity investments
	Three Months Ended
	March 31,
	2021	2020
Net realized gains (losses) on investment sold	$—	$(2,142)
Net unrealized gains (losses) on investments still held	223	(16,644)

Total	$223	$(18,786)

	Years Ended
	December 31,
	2020	2019
Net realized gains (losses) on investment sold or assigned	$(2,543)	$(49,757)
Net unrealized gains (losses) on investments still held	(19,873)	(110,692)

Total	$(22,416)	$(160,449)

Schedule of reconciliation of the investment in marketable securities
	March 31,	March 31,
	2021	2020
Balance – December 31	$1,424	$44,766
Additions	—	—
Proceeds on sales of securities	—	(14,955)
Recognized gain (loss)	223	(18,786)
Balance – March 31	$1,647	$11,025

	December 31,	December 31,
	2020	2019
Balance – January1	$44,766	$33,917
Additions	-	240,000
Proceeds on sales of securities	(17,009)	(68,702)
Assignment of securities as compensation	(3,917)	-
Recognized losses	(22,416)	(160,449)
Balance – December 31	$1,424	$44,766